Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate	22.00%	5.80%
Tax expense	$ 1,607	$ 71
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 73
Deferred tax benefit	662	(231)
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax expense	$ 1,497
Assets owned by foreign subsidiary [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit		$ (138)